Earnings per Share and Stock-Based Compensation	6 Months Ended
Apr. 30, 2013
Earnings per Share and Stock-Based Compensation

4. Earnings per Share and Stock-Based Compensation

The Company reports basic and diluted earnings per share (“EPS”). Basic EPS is based on the weighted average number of shares outstanding during the period, while diluted EPS additionally includes the dilutive effect of the Company’s outstanding stock options, warrants and shares of restricted stock computed using the treasury stock method.

The table below sets forth the reconciliation of the denominator of each net loss per share calculation for the second quarter and first half ended April 30, 2013 and 2012:

	Second Quarter Ended April 30,		First Half Ended April 30,
In thousands	2013	2012	2013	2012
Shares used in computing basic net loss per share	166,815	163,953	166,282	163,655
Dilutive effect of stock options and restricted stock(1)	—	—	—	—
Dilutive effect of stock warrants(1)	—	—	—	—

Shares used in computing diluted net loss per share	166,815	163,953	166,282	163,655

(1)

For the second quarter ended April 30, 2013 and 2012, the shares used in computing diluted net loss per share do not include 4,389,000 and 4,080,000, respectively, of dilutive stock options and shares of restricted stock, nor 18,074,000 and 14,321,000, respectively, of dilutive warrant shares as the effect is anti-dilutive given the Company’s loss. For the second quarter ended April 30, 2013 and 2012, additional stock options outstanding of 6,252,000 and 10,264,000, respectively, and additional warrant shares outstanding of 7,580,000 and 11,333,000, respectively, were excluded from the calculation of diluted EPS, as their effect would have been anti-dilutive based on the application of the treasury stock method. For the first half ended April 30, 2013 and 2012, the shares used in computing diluted net loss per share do not include 3,814,000 and 3,979,000, respectively, of dilutive stock options and shares of restricted stock, nor 16,833,000 and 13,349,000, respectively, of dilutive warrant shares as the effect is anti-dilutive given the Company’s loss. For the first half ended April 30, 2013 and 2012, additional stock options outstanding of 6,936,000 and 10,556,000, respectively, and additional warrant shares outstanding of 8,821,000 and 12,305,000, respectively, were excluded from the calculation of diluted EPS, as their effect would have been anti-dilutive based on the application of the treasury stock method.

The Company accounts for stock-based compensation under the fair value recognition provisions of ASC 718 “Stock Compensation.” Stock-based compensation expense is included as selling, general and administrative expense for the period.

The Company has previously granted performance based restricted stock units and options to certain key employees and executives. The vesting of the restricted stock units is contingent upon a required service period as well as the Company’s achievement of a specified common stock price threshold. The vesting of the options is contingent upon a required service period as well as a combination of the Company’s achievement of specified annual performance targets and specified common stock price thresholds. The Company believes that the granting of these awards serves to further align the interests of its employees and executives with those of its stockholders. Based on the vesting contingencies in the awards, the Company uses a Monte-Carlo simulation in order to determine the grant date fair values of the awards. For the first half ended April 30, 2013, the assumptions used in the Monte-Carlo simulations for the restricted stock units granted included a risk-free interest rate of 0.4% to 0.6%, volatility of 64% to 89%, and zero dividend yield. The weighted average fair value of the restricted stock units granted for the first half ended April 30, 2013 was $4.12. There were no restricted stock unit grants during the first half ended April 30, 2012. There were no performance options granted during the first half ended April 30, 2013 or 2012.

Activity related to performance based options and performance based restricted stock units for the first half ended April 30, 2013 is as follows:

	Performance Options	Performance Restricted Stock Units
Non-vested, October 31, 2012	856,000	7,929,375
Granted	—	5,750,000
Vested	—	—
Canceled	(112,000)	(2,097,343)

Non-vested, April 30, 2013	744,000	11,582,032

As of April 30, 2013, the Company had approximately $1 million and $14 million of unrecognized compensation expense, net of estimated forfeitures, related to the performance based options and the performance based restricted stock units, respectively. This unrecognized compensation expense is expected to be recognized over a weighted average period of approximately 2.5 years and 1.0 year, respectively.

For non-performance based options, the Company uses the Black-Scholes option-pricing model to value compensation expense. Forfeitures are estimated at the date of grant based on historical rates and reduce the compensation expense recognized. The expected term of options granted is derived from historical data on employee exercises. The risk-free interest rate is based on the U.S. Treasury yield curve in effect at the date of grant. Expected volatility is based on the historical volatility of the Company’s stock. For the first half ended April 30, 2013 and 2012, options granted were valued assuming a risk-free interest rate of 1.3%, volatility of 78% and 76%, respectively, zero dividend yield, and an expected life of 7.1 years. The weighted average fair value of the grants was $4.61 and $3.10 for the first half ended April 30, 2013 and 2012. The Company records stock-based compensation expense using the graded vested method over the vesting period, which is generally three years. As of April 30, 2013, the Company had approximately $1 million of unrecognized compensation expense for non-performance based options expected to be recognized over a weighted average period of approximately 1.3 years.

Changes in shares under option, excluding performance based options, for the first half ended April 30, 2013 are as follows:

Dollar amounts in thousands, except per share amounts	Shares	Weighted Average Price	Weighted Average Life	Aggregate Intrinsic Value
Outstanding, October 31, 2012	12,325,499	$4.49
Granted	150,000	6.45

Exercised	(1,046,128)	3.13		$2,273
Canceled	(1,376,505)	7.08

Outstanding, April 30, 2013	10,052,866	$4.31	5.4	$28,240

Options exercisable, April 30, 2013	7,304,371	$4.54	5.0	$19,869

Of the 2.7 million non-vested shares under option as of April 30, 2013, approximately 2.6 million are expected to vest over their respective lives. These shares have a weighted average exercise price of approximately $3.68, a weighted average life of approximately 6.6 years and an aggregate intrinsic value of approximately $8.4 million.

Changes in non-vested shares under option, excluding performance based options, for the first half ended April 30, 2013 are as follows:

	Shares	Weighted- Average Grant Date Fair Value
Non-vested, October 31, 2012	4,422,172	$1.92
Granted	150,000	4.61
Vested	(1,613,676)	2.55
Canceled	(210,001)	1.77

Non-vested, April 30, 2013	2,748,495	$1.82

The Company also grants restricted stock and restricted stock units under its 2013 Performance Incentive Plan, which was approved by the Company’s stockholders in March 2013. Prior to March 2013, the Company issued restricted stock and restricted stock units under the Company’s 2000 Stock Incentive Plan. Stock issued under both plans generally vests in three years. In March 2010, the Company’s stockholders approved a grant of three million shares of restricted stock to a Company sponsored athlete, Kelly Slater. In accordance with the terms of the related restricted stock agreement, the final 600,000 shares vested in April 2013.

Changes in restricted stock for the first half ended April 30, 2013 are as follows:

Shares
Outstanding, October 31, 2012	801,667
Granted	90,000
Vested	(680,000)
Forfeited	(26,667)

Outstanding, April 30, 2013	185,000

Compensation expense for restricted stock is determined using the intrinsic value method and forfeitures are estimated at the date of grant based on historical rates and reduce the compensation expense recognized. The Company monitors the probability of meeting the restricted stock performance criteria, if any, and adjusts the amortization period as appropriate. As of April 30, 2013, there had been no acceleration of amortization periods and the Company had approximately $0.2 million of unrecognized compensation expense expected to be recognized over a weighted average period of approximately one year.